UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave -9th Floor

         New York, N.Y.  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $395,035 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        UNIT 99/99/9999  00489A206     1476   225000 SH       Sole                   225000        0        0
AMERICAN ORIENTAL BIOENGR IN   COM              028731107     5642  1093419 SH       Sole                  1093419        0        0
AVI BIOPHARMA INC              COM              002346104       55      500     Call Sole                      500        0        0
AVI BIOPHARMA INC              COM              002346104     3226   425000 SH       Sole                   425000        0        0
BOYD GAMING CORP               COM              103304101    16231   325000 SH       Sole                   325000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    19560   815000 SH       Sole                   815000        0        0
CORAUTUS GENETICS INC          COM NEW          218139202     3768  1085800 SH       Sole                  1085800        0        0
DENNYS CORP                    COM              24869P104    41239  8663657 SH       Sole                  8663657        0        0
ELAN PLC                       ADR              284131208      722    50000 SH       Sole                    50000        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139    30923   653620 SH       Sole                   653620        0        0
GENCORP INC                    COM              368682100    13680   665700 SH       Sole                   665700        0        0
HILTON HOTELS CORP             COM              432848109     7638   300000 SH       Sole                   300000        0        0
HUNTSMAN CORP                  COM              447011107     8427   450110 SH       Sole                   450110        0        0
KNOLOGY INC                    COM              499183804      284    41550 SH       Sole                    41550        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     9874   226517 SH       Sole                   226517        0        0
LEAR CORP                      COM              521865105      443    25000 SH       Sole                    25000        0        0
MCDONALDS CORP                 COM              580135101    30426   885500 SH       Sole                   885500        0        0
MERCK & CO INC                 COM              589331107      600     1250     Call Sole                     1250        0        0
MERCK & CO INC                 COM              589331107      920     2000     Call Sole                     2000        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126     8889   800779 WA       Sole                   800779        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118     3028   296892 WA       Sole                   296892        0        0
MORGAN STANLEY                 COM NEW          617446448       69     2750     Call Sole                     2750        0        0
MORGAN STANLEY                 COM NEW          617446448     3141    50000 SH       Sole                    50000        0        0
OWENS ILL INC                  COM NEW          690768403     8685   500000 SH       Sole                   500000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     4619   861700 SH       Sole                   861700        0        0
PATHMARK STORES INC NEW        COM              70322A101     6635   634300 SH       Sole                   634300        0        0
PAXSON COMMUNICATIONS CORP     COM              704231109      940  1000000 SH       Sole                  1000000        0        0
PFIZER INC                     COM              717081103      463     1250     Call Sole                     1250        0        0
PFIZER INC                     COM              717081103     1200     3750     Call Sole                     3750        0        0
PROSPECT STR HIGH INCOME PTF   COM NEW          743586406      606   186000 SH       Sole                   186000        0        0
QC HLDGS INC                   COM              74729T101     3490   276347 SH       Sole                   276347        0        0
SEARS HLDGS CORP               COM              812350106    45389   344300 SH       Sole                   344300        0        0
SPACEHAB INC                   COM              846243103      733   804714 SH       Sole                   804714        0        0
TIME WARNER INC                COM              887317105    15111   900000 SH       Sole                   900000        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108     2348  1173918 WA       Sole                  1173918        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103    30558  1650000 SH       Sole                  1650000        0        0
TYCO INTL LTD NEW              COM              902124106    16800   625000 SH       Sole                   625000        0        0
U S AIRWAYS GROUP INC          COM              90341W108     6235   193463 WA       Sole                   193463        0        0
U S G CORP                     COM NEW          903293405    37984   400000 SH       Sole                   400000        0        0
UAL CORP                       COM NEW          902549807     2978    74572 SH       Sole                    74572        0        0